ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ (136,841)	$ (167,425)	$ 228,504
Cash flows from an investing activity:
Net cash used in investing activities	(407,235)	(209,789)	(90,922)
Cash flow from a financing activity:
Net (payments for) proceeds from issuance of shares	(445)	499,222	(5,063)
Net cash provided by (used in) financing activities	471,508	623,811	(189,976)
(Decrease) increase in cash, cash equivalents and restricted cash	(75,940)	248,127	(50,333)
Cash, cash equivalents and restricted cash at beginning of year	575,359	327,232	377,565
Cash, cash equivalents and restricted cash at end of year	499,419	575,359	327,232
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	0	445	0
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	472	(119)	1
Cash flows from an investing activity:
Advances to subsidiaries	0	(500,000)	0
Net cash used in investing activities	0	(500,000)	0
Cash flow from a financing activity:
Net (payments for) proceeds from issuance of shares	(445)	499,222	(5,063)
Net cash provided by (used in) financing activities	(445)	499,222	(5,063)
(Decrease) increase in cash, cash equivalents and restricted cash	27	(897)	(5,062)
Cash, cash equivalents and restricted cash at beginning of year	11	908	5,970
Cash, cash equivalents and restricted cash at end of year	38	11	908
Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 445	$ 0